DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.1%
Australia - 12.1%
BHP Group Ltd.	2,246,356	$65,250,148
Coles Group Ltd.	743,238	7,831,698
Fortescue Metals Group Ltd.	936,791	13,001,856
Medibank Pvt Ltd.	1,529,328	3,625,118
Rio Tinto Ltd.	205,417	15,020,030
Santos Ltd.	1,794,196	8,912,627
Wesfarmers Ltd.	627,191	21,882,012
Woodside Energy Group Ltd.	1,050,097	25,177,134

(Cost $161,946,125)		160,700,623

Austria - 0.3%
OMV AG
(Cost $4,125,276)	81,780	3,796,263

Belgium - 0.3%
Ageas SA/NV
(Cost $4,193,742)	89,561	3,565,482

Chile - 0.3%
Antofagasta PLC
(Cost $3,891,650)	219,004	4,018,361

Denmark - 0.6%
A.P. Moller - Maersk A/S, Class A	1,693	3,037,413
A.P. Moller - Maersk A/S, Class B	2,665	4,853,075

(Cost $10,990,382)		7,890,488

Finland - 1.5%
Elisa OYJ	78,997	3,881,424
Fortum OYJ	249,147	3,353,106
Kesko OYJ, Class B	151,682	2,966,598
UPM-Kymmene OYJ	295,037	10,125,309

(Cost $21,003,445)		20,326,437

France - 15.0%
Amundi SA, 144A	33,981	2,030,315
AXA SA	1,014,421	30,580,335
Bouygues SA	104,571	3,620,528
Cie Generale des Etablissements Michelin SCA	375,105	11,769,849
Danone SA	356,017	20,800,082
Sanofi	603,067	64,563,723
TotalEnergies SE	1,036,514	65,327,635

(Cost $180,220,498)		198,692,467

Germany - 7.6%
Allianz SE	222,946	54,286,982
Bayerische Motoren Werke AG	166,425	17,551,762
DHL Group	547,732	25,613,218
Evonik Industries AG	116,453	2,237,776
Wacker Chemie AG	10,143	1,498,285

(Cost $89,476,960)		101,188,023

Hong Kong - 2.4%
CK Asset Holdings Ltd.	1,084,267	5,987,026
CK Infrastructure Holdings Ltd.	342,877	1,735,865
Hang Lung Properties Ltd.	980,295	1,310,102
Henderson Land Development Co. Ltd.	794,185	2,182,509
HKT Trust & HKT Ltd.(a)	2,073,443	2,210,474
Power Assets Holdings Ltd.	760,043	3,746,059
Sino Land Co. Ltd.	2,010,132	2,304,471
Sun Hung Kai Properties Ltd.	807,069	9,087,792
Swire Properties Ltd.	637,048	1,332,303
Xinyi Glass Holdings Ltd.	899,000	1,327,563

(Cost $36,644,692)		31,224,164

Ireland - 0.5%
Smurfit Kappa Group PLC
(Cost $5,174,109)	144,478	6,081,062

Israel - 0.5%
Bank Leumi Le-Israel BM
(Cost $7,962,978)	848,977	6,609,338

Italy - 1.8%
Assicurazioni Generali SpA	559,655	11,619,978
Snam SpA	1,112,626	5,752,954
Terna - Rete Elettrica Nazionale	781,320	6,461,805

(Cost $21,036,942)		23,834,737

Japan - 10.1%
AGC, Inc.	106,900	3,754,368
Aisin Corp.	80,800	2,701,196
Asahi Kasei Corp.	693,874	4,488,722
Daiwa House Industry Co. Ltd.	327,171	9,097,010
Iida Group Holdings Co. Ltd.	89,000	1,459,542
Isuzu Motors Ltd.	324,500	4,168,115
Japan Tobacco, Inc.	663,700	14,547,286
Mitsui Chemicals, Inc.	95,400	2,592,316
Mitsui OSK Lines Ltd.	189,900	5,264,529
MS&AD Insurance Group Holdings, Inc.	237,200	8,537,473
Nippon Yusen KK	267,800	7,148,201
Obayashi Corp.	360,900	3,269,754
Sekisui House Ltd.	330,024	6,733,773
SoftBank Corp.	1,589,300	18,230,800
Sompo Holdings, Inc.	163,500	7,128,032
SUMCO Corp.	195,200	2,610,533
Sumitomo Metal Mining Co. Ltd.	136,500	4,237,937
Tokio Marine Holdings, Inc.	996,828	22,095,435
Tosoh Corp.	143,420	1,857,953
Yamaha Motor Co. Ltd.	163,600	4,246,621

(Cost $123,066,624)		134,169,596

Netherlands - 3.8%
Koninklijke Ahold Delhaize NV	537,187	17,593,114
NN Group NV	139,244	5,374,130
OCI NV	58,589	1,485,453
Randstad NV	61,310	3,605,290
Stellantis NV	1,223,648	22,811,218

(Cost $43,687,391)		50,869,205

New Zealand - 0.2%
Spark New Zealand Ltd.
(Cost $3,120,124)	1,039,212	3,140,404

Norway - 1.3%
Aker BP ASA	175,502	4,761,602
Gjensidige Forsikring ASA	111,071	1,728,118
Norsk Hydro ASA	725,806	4,032,578
Orkla ASA	417,092	3,187,060
Yara International ASA	91,949	3,361,706

(Cost $21,562,253)		17,071,064

Portugal - 0.3%
Jeronimo Martins SGPS SA

(Cost $3,325,796)	157,264	4,011,133

Singapore - 3.1%
Oversea-Chinese Banking Corp. Ltd.	1,872,907	17,404,652
Singapore Exchange Ltd.	469,450	3,347,503
Singapore Technologies Engineering Ltd.	868,700	2,450,757
United Overseas Bank Ltd.	699,400	14,728,572
Wilmar International Ltd.	1,069,100	2,992,372

(Cost $38,329,482)		40,923,856

Spain - 3.7%
Enagas SA	138,205	2,361,763
Endesa SA	176,393	3,671,977
Iberdrola SA	3,364,854	40,026,417
Redeia Corp. SA	225,358	3,670,109

(Cost $48,342,557)		49,730,266

Sweden - 2.1%
Boliden AB	151,884	4,044,035
Skanska AB, Class B	188,924	2,770,911
Tele2 AB, Class B	296,665	2,095,368
Volvo AB, Class A	111,130	2,277,425
Volvo AB, Class B	832,174	16,810,828

(Cost $29,338,989)		27,998,567

Switzerland - 16.2%
Adecco Group AG	88,866	3,836,355
Baloise Holding AG	25,429	3,978,814
Glencore PLC	5,825,831	31,112,311
Helvetia Holding AG	20,615	3,141,556
Holcim AG	288,162	19,105,312
Kuehne + Nagel International AG	30,026	9,039,245
Novartis AG	658,190	66,553,013
Partners Group Holding AG	12,540	13,561,515
Swiss Re AG	166,786	16,220,682
Swisscom AG	14,308	8,715,204
Zurich Insurance Group AG	83,188	39,086,352

(Cost $190,806,650)		214,350,359

United Kingdom - 14.4%
Admiral Group PLC	117,891	3,719,703
Anglo American PLC	702,592	18,700,543
Hargreaves Lansdown PLC	197,558	1,905,556
Imperial Brands PLC	477,776	10,833,889
Kingfisher PLC	1,049,803	3,112,806
National Grid PLC	2,035,000	25,533,813
Next PLC	66,501	5,888,564
Rio Tinto PLC	622,759	38,450,341
Schroders PLC	447,912	2,337,262
St James’s Place PLC	304,392	3,412,767
Tesco PLC	3,964,212	13,346,788
Unilever PLC	1,237,728	63,394,248

(Cost $198,775,751)		190,636,280

TOTAL COMMON STOCKS (Cost $1,247,022,416)		1,300,828,175

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	31,979	3,080,372
Porsche Automobil Holding SE	85,037	4,575,060

(Cost $7,850,622)		7,655,432

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
(Cost $570,267)	570,267	570,267

TOTAL INVESTMENTS - 98.7%
(Cost $1,255,443,305)		$1,309,053,874
Other assets and liabilities, net - 1.3%		17,173,030

NET ASSETS - 100.0%		$1,326,226,904

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(b)(c)
92,172,040	—	(92,172,040)(d)	—	—	52,325	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
1,988,411	39,332,221	(40,750,365)	—	—	32,639	—	570,267	570,267

94,160,451	39,332,221	(132,922,405)	—	—	84,964	—	570,267	570,267

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Financials	$280,025,671	21.4%
Materials	250,702,033	19.2
Consumer Staples	161,504,269	12.3
Health Care	131,116,736	10.0
Consumer Discretionary	109,980,890	8.4
Energy	107,975,262	8.3
Industrials	98,679,460	7.5
Utilities	96,313,867	7.4
Communication Services	38,273,673	2.9
Real Estate	31,301,213	2.4
Information Technology	2,610,533	0.2

Total	$1,308,483,607	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
FTSE 100 Index Futures	GBP	47	$4,484,874	$4,444,373	9/15/2023	$(40,501)
MSCI EAFE Futures	USD	119	12,747,508	12,550,335	9/15/2023	(197,173)

Total unrealized depreciation						$(237,674)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,300,828,175	$—	$—	$1,300,828,175
Preferred Stocks	7,655,432	—	—	7,655,432
Short-Term Investments(a)	570,267	—	—	570,267

TOTAL	$1,309,053,874	$—	$—	$1,309,053,874

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(237,674)	$—	$—	$(237,674)

TOTAL	$(237,674)	$—	$—	$(237,674)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDEF-PH1

R-089711-1 (5/24) DBX005195 (5/24)